Other Receivables, Net (Details) - Schedule of other receivable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of other receivable [Abstract]
Deposit to non-trade suppliers	$ 22,370	$ 20,796
Prepayment	203,465	145,144
Other receivables from disposal of subsidiaries
Advance to employees	11	92
Allowance for doubtful accounts	(170,842)	(269)
Total other receivables, net	55,004	165,763
Beginning balance	654	385
Addition	170,842	269
Reverse	(654)	(385)
Ending balance	$ 170,842	$ 269